IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
The post-tax discount rates, which factor in country and business risks, and the projected terminal growth rates were as follows:

	Post-Tax Discount Rate
	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	13.36%	13.36%	13.36%	11.44%	11.10%	9.11%	10.27%	58.70%
December 2022	14.17%	14.17%	14.17%	13.07%	14.39%	11.30%	12.04%	87.54%

	Terminal Growth Rate
	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	5.57%	5.57%	5.57%	5.78%	6.55%	1.94%	1.88%	39.35%
December 2022	4.68%	4.68%	4.68%	4.75%	5.84%	—%	—%	68.77%

The carrying amounts per CGUs were as follow:

	Carrying Amount
Thousand U.S dollars	Atento Brasil	R Brasil	Interfile	Mexico	Colombia	Peru	Chile	Argentina

December 2021	147,633	7,469	15,021	66,691	26,783	39,211	21,743	907
December 2022	192,268	4,452	9,870	25,076	20,201	35,536	16,965	—